EMPLOYEE BENEFITS (Details 18) - Post Employment Healthcare Benefits [Member] R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Year 1	R$ 67,596
Year 2	64,264
Year 3	60,913
Year 4	57,523
Year 5	54,116
Next 5 years	220,269
Total forecast payments	R$ 524,681